Income tax	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Income tax

7. Income tax

Income tax expense consists of the following;

	2025	2024	2023

Deferred tax expense	-	-	-
Current tax expense	-	-	-
Total Income tax expense	-	-	-

Effective tax rate reconciliation:

	2025	2024	2023

Loss before income tax expense	(26,016,967)	(14,408,346)	(20,597,436)
Prima facie income tax benefit on loss before income tax calculated at 25% (2022: 25%)	6,504,242	3,602,086	5,149,359
Add tax effect of	-	-	-
- other non-allowable items	(26,513)	(831,249)	(3,297,349)
Less tax effect of	-	-	-
- items not assessable for income tax	(4,777,883)	(2,590,831)	(1,435,790)
- items deductible for taxation not accounting	457,483	251,784	772,848
Deferred tax not recognised	(2,157,329)	(431,790)	(1,189,068)
Income tax expense	-	-	-

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

The Company has carried forward tax losses, calculated according to Australian income tax legislation of $26,287,556 at 30 June 2025 (2024 $18,042,509) which will be deductible from future assessable income provided that income is derived.

Deferred tax assets and liabilities are based on the assumption that no adverse change will occur in the income tax legislation. The benefit of these losses will only be recognized where it is probable that future taxable profit will be available against which the benefits of the deferred tax asset can be utilised. This is based on the anticipation that the Company will derive sufficient future assessable income to enable the benefit to be realised and comply with the conditions of deductibility imposed by the law.

The Company has assessed future forecast profits and concluded that not enough criteria has been satisfied to recognise any deferred tax assets at the period ended 30 June 2025. Unused tax losses do not have an expiry date